CTIVP® – T. Rowe Price Large Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 3.2%
Entertainment 1.1%
Walt Disney Co. (The)	228,916	22,594,009
Media 2.1%
Comcast Corp., Class A	525,589	19,394,234
News Corp., Class A	863,982	23,517,590
Total		42,911,824
Total Communication Services		65,505,833
Consumer Discretionary 1.8%
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands Corp.	514,513	19,875,637
Specialty Retail 0.8%
Home Depot, Inc. (The)	46,297	16,967,388
Total Consumer Discretionary		36,843,025
Consumer Staples 10.3%
Beverages 0.8%
Coca-Cola Co. (The)	234,197	16,773,189
Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	256,104	22,483,370
Food Products 0.7%
ConAgra Foods, Inc.	500,728	13,354,416
Household Products 2.8%
Colgate-Palmolive Co.	254,053	23,804,766
Kimberly-Clark Corp.	238,848	33,968,963
Total		57,773,729
Personal Care Products 3.1%
Kenvue, Inc.	2,602,146	62,399,461
Tobacco 1.8%
Philip Morris International, Inc.	233,025	36,988,058
Total Consumer Staples		209,772,223
Energy 9.4%
Energy Equipment & Services 0.8%
Schlumberger NV	419,442	17,532,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.6%
ConocoPhillips Co.	449,565	47,213,316
EOG Resources, Inc.	110,093	14,118,326
EQT Corp.	512,590	27,387,684
Exxon Mobil Corp.	321,040	38,181,287
Suncor Energy, Inc.	310,936	12,039,442
TotalEnergies SE, ADR	328,724	21,265,156
Williams Companies, Inc. (The)	244,446	14,608,093
Total		174,813,304
Total Energy		192,345,980
Financials 23.3%
Banks 9.4%
Bank of America Corp.	1,176,367	49,089,795
Citigroup, Inc.	452,148	32,097,986
Fifth Third Bancorp	319,309	12,516,913
Huntington Bancshares, Inc.	1,459,167	21,902,097
U.S. Bancorp	446,699	18,859,632
Wells Fargo & Co.	795,016	57,074,198
Total		191,540,621
Capital Markets 2.3%
Charles Schwab Corp. (The)	609,454	47,708,059
Financial Services 4.1%
Equitable Holdings, Inc.	654,285	34,081,706
Fiserv, Inc.(a)	223,235	49,296,985
Total		83,378,691
Insurance 7.5%
American International Group, Inc.	250,201	21,752,475
Chubb Ltd.	155,720	47,025,883
Hartford Insurance Group, Inc. (The)	399,177	49,390,170
MetLife, Inc.	437,920	35,160,597
Total		153,329,125
Total Financials		475,956,496

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.5%
Health Care Equipment & Supplies 5.1%
Baxter International, Inc.	693,178	23,727,483
Becton Dickinson & Co.	174,988	40,082,751
Zimmer Biomet Holdings, Inc.	349,093	39,510,346
Total		103,320,580
Health Care Providers & Services 6.5%
Cigna Group (The)	43,103	14,180,887
CVS Health Corp.	409,955	27,774,451
Elevance Health, Inc.	118,962	51,743,712
UnitedHealth Group, Inc.	74,624	39,084,320
Total		132,783,370
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	62,066	30,884,041
Pharmaceuticals 3.4%
AstraZeneca PLC, ADR	182,704	13,428,744
Johnson & Johnson	158,714	26,321,130
Sanofi SA, ADR	323,255	17,927,722
Viatris, Inc.	1,446,446	12,598,545
Total		70,276,141
Total Health Care		337,264,132
Industrials 16.3%
Aerospace & Defense 4.4%
Boeing Co. (The)(a)	68,939	11,757,546
General Electric Co.	167,837	33,592,576
L3Harris Technologies, Inc.	216,692	45,355,803
Total		90,705,925
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	284,142	31,252,779
Electrical Equipment 1.1%
Rockwell Automation, Inc.	83,229	21,504,709
Ground Transportation 2.9%
Norfolk Southern Corp.	168,913	40,007,044
Union Pacific Corp.	80,142	18,932,746
Total		58,939,790
Industrial Conglomerates 1.0%
Siemens AG, ADR	172,892	19,926,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.9%
AGCO Corp.	214,782	19,882,370
Cummins, Inc.	82,325	25,803,948
Fortive Corp.	308,680	22,589,202
Stanley Black & Decker, Inc.	418,037	32,138,685
Total		100,414,205
Passenger Airlines 0.5%
Southwest Airlines Co.	329,966	11,080,258
Total Industrials		333,824,333
Information Technology 7.0%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity PLC	121,012	17,101,416
IT Services 1.3%
Accenture PLC, Class A	84,685	26,425,107
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.(a)	91,247	9,374,717
Intel Corp.	286,168	6,498,875
Micron Technology, Inc.	185,087	16,082,210
QUALCOMM, Inc.	159,187	24,452,715
Texas Instruments, Inc.	98,996	17,789,581
Total		74,198,098
Software 1.2%
Adobe, Inc.(a)	20,688	7,934,468
Microsoft Corp.	42,433	15,928,924
Total		23,863,392
Technology Hardware, Storage & Peripherals 0.0%
Sandisk Corp.(a)	15,072	717,578
Total Information Technology		142,305,591
Materials 2.4%
Chemicals 1.2%
CF Industries Holdings, Inc.	172,652	13,492,754
RPM International, Inc.	92,905	10,747,250
Total		24,240,004
Containers & Packaging 1.2%
International Paper Co.	485,681	25,911,081
Total Materials		50,151,085
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.3%
Industrial REITs 1.0%
Rexford Industrial Realty, Inc.	491,972	19,260,704
Residential REITs 1.6%
AvalonBay Communities, Inc.	151,604	32,537,251
Specialized REITs 1.7%
Weyerhaeuser Co.	1,204,494	35,267,584
Total Real Estate		87,065,539
Utilities 5.0%
Electric Utilities 1.6%
Southern Co. (The)	342,074	31,453,704
Multi-Utilities 3.4%
Ameren Corp.	399,641	40,123,956
Dominion Energy, Inc.	174,787	9,800,307
Sempra	277,782	19,822,524
Total		69,746,787
Total Utilities		101,200,491
Total Common Stocks (Cost $1,778,950,175)		2,032,234,728

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	13,444,722	13,442,033
Total Money Market Funds (Cost $13,441,982)		13,442,033
Total Investments in Securities (Cost: $1,792,392,157)		2,045,676,761
Other Assets & Liabilities, Net		(3,927,839)
Net Assets		2,041,748,922
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	17,852,763	67,963,802	(72,374,741)	209	13,442,033	661	163,111	13,444,722
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

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